Harbor AlphaEdge Small Cap Growth ETF Expense Example - Harbor AlphaEdge Small Cap Growth ETF - NONE or SAME	Aug. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128